Acquisitions, Investments and Dispositions - TVI and CSV (Details) - MXN ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017
Detailed information about business combination
Undiscounted amount of long-term liabilities				$ 5,106,250
Carrying value of the non-controlling interest			$ 12,492,484	12,492,484	$ 13,995,150
TVI
Detailed information about business combination
Proportion of voting rights held in associate	100.00%	50.00%
Cash consideration		$ 2,000,000
Assumption of long-term liabilities		4,750,000
Undiscounted amount of long-term liabilities		5,106,250
Consideration for the acquisition of a non-controlling interest		$ (6,750,000)
Cable Sistema de Victoria, S.A. de C.V. ("CSV")
Detailed information about business combination
Proportion of voting rights held in associate			50.00%
Consideration for the acquisition of a non-controlling interest			$ (379,424)	(379,424)
Non-controlling Interests
Detailed information about business combination
Carrying value of the non-controlling interest			12,492,484	12,492,484	$ 13,995,150
Non-controlling Interests | TVI
Detailed information about business combination
Carrying value of the non-controlling interest			768,703	768,703
Consideration for the acquisition of a non-controlling interest			(6,750,000)	(6,750,000)
Decrease in retained earnings attributable to stockholders of the Company			(5,981,297)	(5,981,297)
Non-controlling Interests | Cable Sistema de Victoria, S.A. de C.V. ("CSV")
Detailed information about business combination
Carrying value of the non-controlling interest			35,724	35,724
Consideration for the acquisition of a non-controlling interest			(379,424)	(379,424)
Decrease in retained earnings attributable to stockholders of the Company			$ (343,700)	$ (343,700)